RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

30.   RELATED PARTY TRANSACTIONS

(a)   Acquisition of Forthright Group

On December 29, 2017, the Group acquired 100% of the shares of the Forthright Group with a total consideration of approximately RMB 12.81 million. The Forthright Group was previously wholly owned by one of the Company’s Founding Shareholders. Upon completion of this acquisition, RMB 16.56 million was  recognized as goodwill accordingly.

(b)   Acquisition of Forthright International

On December 29, 2017, the Group acquired 100% of the shares of the Forthright International with a total consideration of approximately RMB 2.12 million. Forthright International was previously wholly owned by Win Yin Financial and Information Service Company Limited, which was wholly owned by the Company’s Founding Shareholders. Upon completion of this acquisition, RMB 1.34 million was recognized as goodwill accordingly.

(c)   Fund investments managed by Chun Da

As at December 31, 2017, the Group held RMB 154.18 million (net of fair value loss) in fund investments managed by Chun Da. Chun Da is a wholly owned subsidiary within the Group which primarily provides asset management services.

As at December 31, 2018, the Group did not hold any amounts in fund investments managed by Chun Da.

As at December 31, 2019, the Group held RMB 3.77 million (net of fair value loss) in fund investments managed by Chun Da that were not consolidated into the Group's consolidated financial statements. Chun Da is a wholly owned subsidiary within the Group which primarily provides asset management services.

(d)   Loan to Group’s management personnel

On July 1, 2018, the Group approved a staff benefit plan in the form of staff loan. The plan provides non-interest bearing staff loans for house purchase. As at December 31, 2018, the Group has granted RMB 5 million to a Group's management personnel. This amount has been fully received as at December 31, 2019.

(e)   Advanced leasing deposit with Shanghai Xie Yu Properties Limited

On May 1, 2018, the Group entered into an advanced leasing agreement with Shanghai Xie Yu Properties Limited (Xie Yu) and has paid RMB 20 million as non-interest bearing deposit in advance. Based on the agreement, future rent can be paid out from the deposit. The Group identifies Xie Yu as a related party, because the Group could impose significant influence on Xie Yu through the Group's CEO's spouse.

(f)   Chun Da fund investments held by Group's management personnel

As at December 31, 2019, the Group has amount due to related parties of RMB 4.43 million, which represents Chun Da fund investments held by management personnel.